Non-controlling Interests - Schedule of Effects of Changes in Ownership Interest on Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Noncontrolling Interest [Line Items]
Net income attribute to New Oriental Education & Technology Group Inc.'s shareholders	$ 296,130	$ 274,457	$ 224,884
Increase in the Group's additional paid-in capital resulting from capital injection of Beijing Fishpond Software Technology Co., Ltd. Fishpond and Huoerguosi Oriental Xinchuang Equity Investment Partnership (Limited Partnership)'s non-controlling interests	(111,769)		68,498
Increase in the Group's additional paid-in capital resulting from capital injection of non-controlling interests shareholders	2,015	3,924	28,919
Repurchase share from non-controlling interests	(92,373)		(3,752)
Parent Company [Member]
Noncontrolling Interest [Line Items]
Net income attribute to New Oriental Education & Technology Group Inc.'s shareholders	296,130	274,457	224,884
Increase in the Group's additional paid-in capital resulting from capital injection of Beijing Fishpond Software Technology Co., Ltd. Fishpond and Huoerguosi Oriental Xinchuang Equity Investment Partnership (Limited Partnership)'s non-controlling interests	(113,784)		39,579
Repurchase share from non-controlling interests	(63,721)		$ (255)
Changes from net income attributable to New Oriental Education & Technology Group Inc.'s shareholders and transfers from/to non-controlling interests	118,625	279,620
Beijing Fishpond Software Technology Company Limited and Huoerguosi Oriental Xinchuang Equity Investment Partnership [Member] | Parent Company [Member]
Noncontrolling Interest [Line Items]
Increase in the Group's additional paid-in capital resulting from capital injection of Beijing Fishpond Software Technology Co., Ltd. Fishpond and Huoerguosi Oriental Xinchuang Equity Investment Partnership (Limited Partnership)'s non-controlling interests	138
Beijing Dongfang Youbo Network Technology Co., Ltd. [Member] | Parent Company [Member]
Noncontrolling Interest [Line Items]
Increase in the Group's additional paid-in capital resulting from capital injection of Beijing Fishpond Software Technology Co., Ltd. Fishpond and Huoerguosi Oriental Xinchuang Equity Investment Partnership (Limited Partnership)'s non-controlling interests		138
Beijing New Oriental Xuncheng Network Technology Company Limited [Member] | Parent Company [Member]
Noncontrolling Interest [Line Items]
Increase in the Group's additional paid-in capital resulting from capital injection of non-controlling interests shareholders	(113,922)	4,733
Repurchase share from non-controlling interests	$ (63,721)	(5,412)
Increase in the Group's additional paid-in capital resulting from transferring common shares to non-controlling interests		$ 5,704